15. STOCK OPTIONS - Stock options outstanding and exercisable (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Shares outstanding, End	12,735,000
Stock Options Price Range A
Shares outstanding, End	500,000
Weighted average remaining life	6 years 3 months
Shares outstanding weighted average exercise price, End	$ 0.09
Shares Exercisable	375,000
Weighted average exercise price options exercisable	$ 0.09
Stock Options Price Range B
Shares outstanding, End	3,630,000
Weighted average remaining life	6 years 11 days
Shares outstanding weighted average exercise price, End	$ 0.1
Shares Exercisable	1,948,055
Weighted average exercise price options exercisable	$ 0.1
Stock Options Price Range C
Shares outstanding, End	200,000
Weighted average remaining life	9 months
Shares outstanding weighted average exercise price, End	$ 0.12
Shares Exercisable	116,666
Weighted average exercise price options exercisable	$ 0.12
Stock Options Price Range D
Shares outstanding, End	5,100,000
Weighted average remaining life	6 years 2 months 5 days
Shares outstanding weighted average exercise price, End	$ 0.13
Shares Exercisable	3,808,334
Weighted average exercise price options exercisable	$ 0.13
Stock Options Price Range E
Shares outstanding, End	3,100,000
Weighted average remaining life	6 years 3 months 14 days
Shares outstanding weighted average exercise price, End	$ 0.15
Shares Exercisable	3,100,000
Weighted average exercise price options exercisable	$ 0.15
Stock Options Price Range F
Shares outstanding, End	205,000
Weighted average remaining life	1 year 9 months
Shares outstanding weighted average exercise price, End	$ 0.24
Shares Exercisable	187,917
Weighted average exercise price options exercisable	$ 0.24
Stock Options
Shares outstanding, End	12,735,000	5,920,000	6,920,000
Weighted average remaining life	6 years 1 month 6 days
Shares outstanding weighted average exercise price, End	$ 0.126	$ 0.131	$ 0.296
Shares Exercisable	9,535,972
Weighted average exercise price options exercisable	$ 0.136